Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
(Loss) income for the year	$ (1,663,674)	$ 1,150,637
Adjustments for:
Amortization	79,923	11,383
Stock-based compensation	515,620	500,742
Gain on sale of net smelter return royalty		(7,067,703)
Change in fair value of marketable securities	(3,334,120)	3,334,120
Realized loss on sale of marketable securities	2,682,350	868,340
Changes in non-cash working capital items:
Receivables	128,011	(161,005)
Prepaid expenses and deposits	229,496	67,564
Trade payables and accrued liabilities	(28,433)	(48,361)
Net cash flows used in operating activities	(1,390,827)	(1,344,283)
Investing activities
Expenditures on exploration and evaluation assets	(1,866,032)	(4,793,432)
Net proceeds on the sale of net smelter return royalty		520,080
Proceeds from the sale of marketable securities, net of costs	3,335,330	1,438,980
Purchase of equipment	(3,594)	(72,364)
Reclamation deposit		(44,100)
Net cash flows from (used in) investing activities	1,465,704	(2,950,836)
Financing activities
Proceeds on issuance of common shares	1,213,500	670,750
Share issue costs		(36,370)
Principal repayment of lease obligation	(53,584)
Net cash flows from financing activities	1,159,916	634,380
Increase (decrease) in cash and cash equivalents	1,234,793	(3,660,739)
Cash and cash equivalents, beginning	405,849	4,066,588
Cash and cash equivalents, ending	1,640,642	405,849
Cash	297,977	394,349
Cash equivalents	1,342,665	11,500
Cash received for interest	1,763	39,047
Cash paid for interest	25,211
Cash paid for taxes	$ 0	$ 0